ZTIF P3 05/18

SUPPLEMENT DATED MAY 18, 2018

TO THE PROSPECTUS DATED MAY 1, 2018

OF

TEMPLETON INSTITUTIONAL FUNDS

(Foreign Smaller Companies Series, Global Equity Series

and International Equity Series)

The prospectus is amended as follows:

For the Foreign Smaller Companies Series, the first paragraph in each of the “Fund Summary” and “Fund Details” sections is deleted and replaced with the following:

Effective June 25, 2018, the Foreign Smaller Companies Series will reopen to all investors.

Please keep this supplement with your prospectus for future reference.